                             Janus Investment Fund

                         Supplement dated June 20, 2008
                      to Currently Effective Prospectuses

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the SHAREHOLDER'S GUIDE section of the Prospectus under "AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.

                             Janus Investment Fund

                         Supplement dated June 20, 2008
                      to Currently Effective Prospectuses

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the SHAREHOLDER'S MANUAL section of the Prospectus under "AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.

                             Janus Investment Fund
                          Janus Equity and Bond Funds

                         Supplement dated June 20, 2008
           to Currently Effective Statement of Additional Information

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information under "PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

                   Please retain this Supplement with your records.

                             Janus Investment Fund
                   Janus Money Market Funds - Investor Shares

                         Supplement dated June 20, 2008
           to Currently Effective Statement of Additional Information

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information under "PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.